Earnings per share (Details) - AUD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Earnings per share
Net profit attributable to shareholders	[1]	$ 6,784	$ 8,095	$ 7,990
Adjustment for Restricted Share Plan (RSP) dividends - Basic		(6)	(5)	(6)
Adjustment for Restricted Share Plan (RSP) dividends - Diluted		(6)
Adjustment for potential dilution: Distributions to convertible loan capital holders		290	283	253
Adjusted net profit attributable to shareholders - Basic		6,778	8,090	7,984
Adjusted net profit attributable to shareholders - Diluted		$ 7,068	$ 8,378	$ 8,243
Weighted average number of ordinary shares on issue		3,456	3,414	3,364
Treasury shares (including RSP share rights)		(6)	(8)	(9)
Adjustment for potential dilution: Share-based payments		1	3	4
Adjustment for potential dilution: Convertible loan capital		278	232	236
Adjusted weighted average number of ordinary shares - Basic		3,450	3,406	3,355
Adjusted weighted average number of ordinary shares - Diluted		3,729	3,641	3,595
Earnings per ordinary share - Basic (in dollars per share)	[1]	$ 1.965	$ 2.375	$ 2.380
Earnings per ordinary share - Diluted (in dollars per share)	[1]	$ 1.895	$ 2.301	$ 2.293

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.